CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) - USD ($)	3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
General and administrative expenses	$ 345,968			$ 515,626			$ 19,889		$ 1,698,933	$ 1,058,528	$ 2,098,401
Loss from operations	(345,968)			(515,626)			(19,889)		(1,698,933)	(1,058,528)	(2,098,401)
Other income (expense):
Dividend and interest income	1,266,882			419,178					3,401,167	504,196	1,289,804
Other income				55,466						55,466	55,466
Loss on change in fair value of Forward Purchase Agreement Liability	(4,210,000)						0		(10,310,000)	0	(2,770,000)
Loss before income taxes	(3,289,086)			(40,982)			(19,889)		(8,607,766)	(498,866)	(3,523,131)
Income tax provision	(254,792)			(139,736)			0		(686,892)	(169,952)	(240,507)
Net Loss	$ (3,543,878)	$ (5,165,243)	$ (585,537)	$ (180,718)	$ (461,079)	$ (27,021)	$ (19,889)		$ (9,294,658)	$ (668,818)	$ (3,763,638)
Class A common stock
Other income (expense):
Weighted average shares outstanding, basic	138,000			138,000					138,000	71,275	88,093
Weighted average shares outstanding, diluted	138,000			138,000					138,000	71,275	88,093
Basic net loss per share	$ (0.30)			$ (0.02)					$ (0.80)	$ (0.10)	$ (0.46)
Diluted net loss per share	$ (0.30)			$ (0.02)					$ (0.80)	$ (0.10)	$ (0.46)
Class A common stock subject to possible redemption
Other income (expense):
Weighted average shares outstanding, basic	9,200,000			9,200,000					9,200,000	4,751,648	5,872,877
Weighted average shares outstanding, diluted	9,200,000			9,200,000					9,200,000	4,751,648	5,872,877
Basic net loss per share	$ (0.30)			$ (0.02)					$ (0.80)	$ (0.10)	$ (0.46)
Diluted net loss per share	$ (0.30)			$ (0.02)					$ (0.80)	$ (0.10)	$ (0.46)
Class B common stock
Other income (expense):
Weighted average shares outstanding, basic	2,300,000			2,300,000			2,000,000	[1]	2,300,000	2,154,945	2,191,507
Weighted average shares outstanding, diluted	2,300,000			2,300,000			2,000,000		2,300,000	2,154,945	2,191,507
Basic net loss per share	$ (0.30)			$ (0.02)			$ (0.01)		$ (0.80)	$ (0.10)	$ (0.46)
Diluted net loss per share	$ (0.30)			$ (0.02)			$ (0.01)		$ (0.80)	$ (0.10)	$ (0.46)

[1]	Excludes an aggregate of up to 300,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (See Note 7). On May 10, 2022, the Sponsor surrendered 575,000 founder shares, for no consideration, resulting in the Sponsor and directors continuing to hold 2,300,000 shares of Class B common stock. All share and per-share amounts have been retroactively restated to reflect the share surrender (Note 8)